UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Relius Depositor, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported):            February 8, 2019

Commission File Number of securitizer:                                    025-01699

Central Index Key Number of securitizer:                                0001624270

Marc L. Lipshy, President, (214) 754-8430

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:  _____

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  _____
Central Index Key Number of underwriter (if applicable):  _____

Name and telephone number, including area code, of the person to contact in connection with this filing.

Relius Depositor, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period:  (i) LSTAR Commercial Mortgage Trust 2014-2, (ii) LSTAR Commercial Mortgage Trust 2015-3 and (iii) LSTAR Commercial Mortgage Trust 2016-4

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date:  February 7, 2019

RELIUS DEPOSITOR, LLC (Securitizer)

By:	/s/ Marc L. Lipshy
Name: Marc L. Lipshy
Title: President